Retirement Plans - Additional Information (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) Pension_Plan	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 01, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Net pension (income) expense		$ (1.0)	$ (27.0)	$ 62.1
Pension (income) expense allocated to RRD and RRD related parties			(25.2)	(31.0)
Reduction in pension obligation				404.0
Pension and other post retirement non-cash settlement expense	$ 95.7
Pension and postretirement contributions		1.0	0.0	0.0
Defined benefit plan, accumulated benefit obligation		$ 294.5	3.2
Threshold for recognition in net periodic benefit costs, percentage of projected benefit obligation or fair value of plan assets		10.00%
Multi-employer pension plan withdrawal obligations
Defined Benefit Plan Disclosure [Line Items]
Other Charges		$ 0.2	0.2	0.3
Multi-Employer Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Number of multi-employer Pension plans withdrawn from | Pension_Plan		1
Hedging Investments
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage		40.00%
Return Seeking Securities
Defined Benefit Plan Disclosure [Line Items]
Target asset allocation percentage		60.00%
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits		$ 4.6	158.0
Net pension plan liabilities		57.5	3.2
Total benefit plan liability	3,631.1	293.3	3.2	3,631.1
Plan assets, fair market value	$ 3,219.9	235.8	0.0	3,219.9
Net pension (income) expense		(1.0)	(27.0)	62.1
Pension (income) expense allocated to RRD and RRD related parties			(25.2)	(31.0)
Pension and postretirement contributions		1.3
Pension and other postretirement expected contributions for next year		2.2
Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits		0.0
Net pension plan liabilities		1.2
Total benefit plan liability		1.2	0.0
Plan assets, fair market value		0.0	0.0
Pension and other postretirement expected contributions for next year		0.1
Lump Sum Pension Payment Or Annuity
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits				317.7
R.R. Donnelley & Sons Company
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits		4.2	3.7	4.3
Net pension plan liabilities					$ 68.3
Total benefit plan liability					317.0
Plan assets, fair market value					248.7
Net other postretirement benefit liability					$ 1.5
R.R. Donnelley & Sons Company | Other Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Pension cost and other postretirement benefits		$ 1.0	$ 1.9	$ 1.8